GOODWILL (Schedule of Goodwill) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Goodwill [Roll Forward]
Balance as of the beginning of the year	$ 668	$ 646
Goodwill acquired during the year	0	0
Impairment losses	0	0
Exchange rate effect	(35)	22
Balance as of the end of the year	$ 633	$ 668